Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 18, 2020	Mar. 19, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation [Line Items]
General and administrative expenses				$ 2,291	$ 17,308
Selling and marketing expenses				47
Research and development expenses				$ 1,048	$ 225
Ordinary shares issued (in Shares)			12,912,096	328,798
Director [Member]
Share Based Compensation [Line Items]
Exercise price (in Dollars per share)					$ 49,582
Option Issued [Member]
Share Based Compensation [Line Items]
Purchase of aggregate shares (in Shares)			521	12,240
Aggregate intrinsic value
Ordinary Shares Issued in 2017 Plan [Member]
Share Based Compensation [Line Items]
General and administrative expenses			6,467
Selling and marketing expenses			28
Research and development expenses			$ 1,274
Three Non-Employees [Member]
Share Based Compensation [Line Items]
Options granted (in Shares)		11,719
Exercise price (in Dollars per share)		$ 240
Advisory Company [Member]
Share Based Compensation [Line Items]
Options granted (in Shares)	521
Exercise price (in Dollars per share)	$ 1.92